Earnings per Share ("EPS")	6 Months Ended
Jun. 30, 2023
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 17 - Earnings per Share ("EPS")

	For the three months ended June 30,
	2023			2022
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$184.5	191.9	$0.96	$196.5	191.5	$1.03
Effect of dilutive securities	—	0.3	—	—	0.4	(0.01)
Diluted earnings per share	$184.5	192.2	$0.96	$196.5	191.9	$1.02

	For the six months ended June 30,
	2023			2022
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$341.0	191.9	$1.78	$378.5	191.4	$1.98
Effect of dilutive securities	—	0.3	(0.01)	—	0.4	(0.01)
Diluted earnings per share	$341.0	192.2	$1.77	$378.5	191.8	$1.97

For the three months ended June 30, 2023, 59,636 stock options (Q2 2022 – 109,948 stock options) were excluded from the computation of diluted EPS as their impact would have been anti-dilutive. For the six months ended June 30, 2023, 47,767 stock options (H1 2022 – 109,948 stock options) were excluded from the computation of diluted EPS as their impact would have been anti-dilutive.